Expense Example - Grandeur Peak International Contrarian Fund - Institutional Class	May 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	$ 447